UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

ADKSX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2013

(UNAUDITED)

September 30, 2013

Dear Fellow Shareholders,

The Adirondack Small Cap Fund appreciated 15.31% over the past six months.  The Fund’s benchmark index (Russell 2000® Value Index) posted a 10.25% return during the same period.  The top ten holdings represented 18.5% of the portfolio and annualized turnover for the first six months of the fiscal year stood at slightly less than 25%.

We are pleased with our outperformance during what appears to be a momentum driven rally. Our penchant for out of favor stocks can make it a challenge to keep pace in markets such as this one. For instance, the higher beta small cap growth index outperformed the small cap value index by nearly 700 basis points during the past six months.

The Fund’s outperformance during the past six months can be attributed to the Fund overweighting technology (the best performing sector) and underweighting financials as well as solid individual stock selection.  The resurgence of global automobile production was also beneficial, as all four of the Fund’s auto related stocks (CTS Corp, Autobytel Inc, Visteon Corp, NN Inc) made meaningful contributions to the Fund’s performance.  Beginning in April, we increased the Fund’s holdings of energy stocks through the purchase of Exploration & Production (E&P) companies such as Stone Energy Corp, W&T Offshore Inc, and SandRidge Energy Inc. On average these stocks appreciated over 47% during the period as natural gas prices responded to lower drilling activity.  Normally our investment thesis takes longer than three months to play out.

We are not resting on our laurels.  Over the past several months we have been carefully evaluating those outperformers and taking profits when appropriate.  When replacing those stocks that have reached our price targets, we continue to look for opportunities with better risk/reward.  Small cap value stocks are trading at 17 times trailing earnings, which is a shade higher than large cap stocks, and reasonable given the low interest rate environment.  While stock prices are relatively high, we continue to steadily put our cash to work in companies trading below intrinsic value.

Currently, we see opportunity in the struggling materials/mining sector and some special situation technology names as well.  U.S. GDP growth was 2.8 percent in the third quarter of this year, and employers added 204,000 new jobs to their payrolls in October, suggesting the economy was able to ride out last month’s government shutdown.  Energy prices are easing somewhat and we have seen nice pickup in the housing sector -- despite tight consumer lending conditions.  However, the public sector is still in for more belt-tightening and another fierce battle over the debt ceiling looms in early February.

“Great oaks from little acorns grow” as goes the old English proverb.   As contrarian investors we will continue to pursue those investment opportunities cast aside by less patient investors.  Thank you for your continued investment in the Fund.

Sincerely,

Matt Reiner, CFA

Greg Roeder, CFA

Portfolio Manager

Portfolio Manager

mreiner@adirondackfunds.com

groeder@adirondackfunds.com

THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

SEPTEMBER 30, 2013 (UNAUDITED)

1.	CNO Financial Group, Inc.	2.09%
2.	Brocade Communications Systems, Inc.	2.02%
3.	Journal Communications, Inc.	2.01%
4.	Genworth Financial, Inc. Class A	1.98%
5.	Trinity Biotech Plc.	1.90%
6.	Dole Food Company, Inc.	1.75%
7.	Global Power Equipment Group, Inc.	1.74%
8.	Stewart Information Services, Corp.	1.66%
9.	CTS Corp.	1.66%
10.	Sanmina-Sci Corp	1.61%

THE ADIRONDACK SMALL CAP FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
21.10%
Utilities
2.32%
Cash Equivalents
9.11%
Consumer Cyclical
12.14%
Consumer Defensive
7.20%
Energy
4.93%
Financial Services
19.61%
Communication
Services
0.96%
Healthcare
7.52%
Industrials
11.98%
Basic Materials
3.13%

Sectors are categorized using Morningstar® classifications.

	The Adirondack Small Cap Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 89.09%

Accident & Health Insurance - 2.09%
267,391	CNO Financial Group, Inc. (1 Right per share, exp. 12/06/14)	$ 3,850,430

Agriculture Chemicals - 0.65%
599,244	Rentech, Inc. *	1,186,503

Agriculture Production - Crops - 2.83%
236,378	Dole Food Company, Inc. *	3,219,468
67,050	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,990,044
		5,209,512
Air Transportation Scheduled - 1.55%
427,055	Jetblue Airways Corp. *	2,846,322

Ball & Roller Bearings - 0.81%
95,489	NN, Inc.	1,485,809

Biotechnology Research & Products - 1.90%
160,882	Trinity Biotech Plc. (Ireland)	3,500,792

Bottled & Canned Soft Drinks Carbonated Waters - 1.33%
39,219	Coca-Cola Bottling Co.	2,453,541

Business Services, NEC - 0.84%
48,472	Comverse, Inc. *	1,548,680

Cogeneration Services & Small Power Producers - 1.38%
118,600	Covanta Holding Corp.	2,535,668

Commercial Banks - 1.36%
115,243	First Merit Corp.	2,503,078

Computer Communications Equipment - 0.87%
206,707	Emulex Corp. *	1,604,046

Computer Peripheral Equipment, NEC - 2.02%
460,600	Brocade Communications Systems, Inc. *	3,707,830

Computer Processing & Data Preparation - 0.97%
892,545	Ipass, Inc. *	1,785,090

Computer Programming, Data Processing, Etc. - 1.18%
303,601	Autobytel, Inc. *	2,176,819

Construction Special Trade Contractors - 0.40%
37,909	Matrix Service Co. *	743,775

Crude Petroleum & Natural Gas - 3.96%
365,300	Sandridge Energy, Inc. * (1 Right per share, exp. 11/19/13)	2,140,658
38,140	Stone Energy Corp. *	1,236,880
233,686	Tetra Technologies, Inc. *	2,928,086
55,668	W&T Offshore, Inc.	986,437
		7,292,061
Electric Services - 2.32%
76,145	Dynegy, Inc. *	1,471,121
60,100	UNS Energy Corp.	2,801,862
		4,272,983
Electric Lighting & Wiring Equipment - 1.43%
312,407	LSI Industries, Inc.	2,636,715

Electronic Components & Accessories - 3.25%
193,440	CTS Corp.	3,050,549
227,800	Vishay Intertechnology, Inc. *	2,936,342
		5,986,891
Electrical Work - 1.12%
52,534	Emcor Group, Inc.	2,055,655

Engines & Turbines - 1.05%
1,650,153	Capstone Turbine Corp. *	1,930,679

Fabricated Plate Work (Boiler Shops) - 3.28%
159,258	Global Power Equipment Group, Inc.	3,202,678
380,585	McDermott Int'l, Inc. *	2,827,747
		6,030,425
Fats and Oils - 0.92%
167,296	Omega Protein Corp. *	1,701,400

Financial Services - 1.14%
66,200	Broadridge Financial Solutions, Inc.	2,101,850

Fire, Marine & Casualty Insurance - 3.27%
44,258	Endurance Specialty Holdings Ltd. (Bermuda)	2,377,540
72,000	Montpelier Re Holdings Ltd. (Bermuda)	1,875,600
71,984	Selective Insurance Group, Inc.	1,763,608
		6,016,748
Food & Kindred Products - 0.98%
112,950	Boulder Brands, Inc. *	1,811,718

Gold And Silver Ores - 1.41%
245,125	Pan American Silver Corp. (Canada)	2,586,069

Home Health Care - 0.38%
1,480,053	Hooper Holmes, Inc. *	695,921

Investment Advice - 1.34%
290,668	Janus Capital Group, Inc.	2,473,585

Leisure Time - 1.45%
375,778	Callaway Golf Corp.	2,675,539

Life Insurance - 2.95%
285,100	Genworth Financial, Inc. Class A *	3,649,280
46,129	Phoenix Companies, Inc. *	1,783,809
		5,433,089
Machine Tools, Metal Cutting Types - 0.71%
84,597	Hardinge, Inc.	1,307,024

Meat Packing Plants - 1.16%
780	Seaboard Corp. *	2,143,440

Medical & Dental Instruments & Supply - 2.55%
281,857	Cryolife, Inc. (1 Right per share, exp. 11/23/15)	1,972,999
78,551	Owens & Minor, Inc.	2,717,079
		4,690,078
Motor Vehicle Parts & Accessories - 1.45%
35,288	Visteon Corp. *	2,669,184

Plastics Products, NEC - 0.44%
40,520	Myers Industries, Inc.	814,857

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.10%
103,561	Kraton Performance Polymers, Inc. *	2,028,760

Printed Circuit Boards - 2.56%
75,788	Benchmark Electronics, Inc. *	1,734,787
169,989	Sanmina-Sci Corp. *	2,973,108
		4,707,895
Production Technology Equipment - 1.22%
192,628	Electro Scientific Industries, Inc. (1 Right per share, exp. 05/18/19)	2,251,821

Publishing-Newspapers - 2.01%
433,293	Journal Communications, Inc. Class A *	3,704,655

Radio & TV Broadcasting & Communications Equipment - 1.17%
188,356	SeaChange International, Inc. *	2,160,443

Retail-Auto Dealers & Gasoline Stations - 1.20%
282,474	TravelCenters of America LLC. *	2,217,421

Retail-Apparel & Accessory Stores - 1.58%
201,215	Aeropostale, Inc. *	1,891,421
42,860	Express, Inc. *	1,011,067
		2,902,488
Retail Stores, NEC - 1.56%
52,499	IAC/Interactive Corp.	2,870,120

Savings Institution, Federally Chartered - 1.41%
276,833	Brookline Bancorp, Inc.	2,602,230

Security Brokers, Dealers, & Flotation Companies - 3.09%
808,822	Cowen Group, Inc. Class A *	2,782,348
334,851	KCG Holdings, Inc. *	2,903,158
		5,685,506
Semiconductors & Related Devices - 1.75%
746,208	AXT, Inc. *	1,746,127
182,575	Triquint Semiconductor, Inc. *	1,482,509
		3,228,636
Services-Computer Integrated Systems Design - 1.54%
190,749	Allscripts Healthcare Solutions, Inc. *	2,836,438

Services-Engineering, Accounting, Research, Management - 1.09%
318,940	PRGX Global, Inc. *	1,996,564

Services-Equipment Rental & Leasing, NEC - 1.28%
120,610	Aercap Holdings N.V. (Netherlands) *	2,347,071

Services-Motion Picture & Video Tape Production - 0.75%
275,361	Gaiam, Inc. Class A *	1,379,559

Services-Prepackaged Software - 1.47%
307,342	Intralinks Holding, Inc. *	2,704,610

Surety Insurance - 1.10%
108,141	Assured Guaranty Ltd. (Bermuda)	2,027,644

Surgical & Medical Instruments & Apparatus - 1.19%
105,628	Orthofix International N.V. (Curacao) *	2,193,894

Sporting & Athletic Goods, NEC - 0.91%
138,180	Black Diamond, Inc. *	1,680,269

Telephone & Telegraph Apparatus - 1.68%
433,240	Alcatel Lucent S.A. ADR (France) *	1,529,337
687,558	Tellabs, Inc. *	1,561,444
		3,090,781
Title Insurance - 1.66%
95,464	Stewart Information Services, Corp. *	3,053,893

Women's Misses' & Juniors Outerwear - 1.03%
310,429	Bebe Stores, Inc.	1,890,513

TOTAL FOR COMMON STOCKS (Cost $124,165,154) - 89.09%		164,025,017

PREFERRED STOCKS - 2.28%
114,388	Phoenix Companies, Inc. 7.45% 01/15/32	2,648,082
61,791	Pulte Homes, Inc. 7.375% 06/01/46	1,543,539
TOTAL FOR PREFERRED STOCKS (Cost $3,896,565) - 2.28%		4,191,621

SHORT-TERM INVESTMENTS - 9.16%
16,864,884	Huntington U.S. Treasury Money Market IV 0.03% **	16,864,884
TOTAL SHORT-TERM INVESTMENTS (Cost $16,864,884) - 9.16%		16,864,884

TOTAL INVESTMENTS (Cost $144,926,603) - 100.53%		185,081,522

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.53)%		(976,030)

NET ASSETS - 100.00%		$ 184,105,492

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $144,926,603)	$ 185,081,522
Cash	144,941
Receivables:
Securities Sold	702,210
Dividends and Interest	113,836
Shareholder Subscriptions	586,962
Prepaid Expenses	32,851
Total Assets	186,662,322
Liabilities:
Securities Purchased	2,200,910
Shareholder Redemptions	87,646
Due to Advisor	247,895
Accrued Expenses	20,379
Total Liabilities	2,556,830

Net Assets	$ 184,105,492

Net Assets Consist of:
Paid In Capital	$ 137,564,163
Accumulated Undistributed Net Investment Loss	(290,591)
Accumulated Realized Gain on Investments	6,677,001
Unrealized Appreciation in Value of Investments	40,154,919
Net Assets, for 8,891,049 Shares Outstanding	$ 184,105,492

Net Asset Value Per Share	$ 20.71

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Operations
For the Six Months Ending September 30, 2013 (Unaudited)

Investment Income:
Dividends (net of $3,623 of foreign tax withheld)	$ 648,538
Interest	113,939
Total Investment Income	762,477

Expenses:
Advisory	889,416
Transfer Agent	32,481
Legal	10,270
Custodian	12,466
Auditing	7,344
Trustee	4,575
Chief Compliance Officer	7,117
Insurance	5,495
Registration	15,612
Printing & Mailing	6,601
Miscellaneous	4,048
Expenses	995,425
Expense Recapture	57,643
Total Expenses	1,053,068

Net Investment Loss	(290,591)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	3,926,575
Net Change in Unrealized Appreciation on Investments	17,258,326
Realized and Unrealized Gain on Investments	21,184,901

Net Increase in Net Assets Resulting from Operations	$ 20,894,310

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2013	3/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (290,591)	$ 134,702
Net Realized Gain on Investments	3,926,575	3,200,457
Unrealized Appreciation Investments	17,258,326	11,618,428
Net Increase in Net Assets Resulting from Operations	20,894,310	14,953,587

Distributions to Shareholders:
Net Investment Income	-	(174,060)
Realized Gains	-	(85,204)
Total Dividends and Distributions Paid to Shareholders	-	(259,264)

Capital Share Transactions	43,064,957	13,966,714

Total Increase in Net Assets	63,959,267	28,661,037

Net Assets:
Beginning of Period	120,146,225	91,485,188

End of Period (Including Undistributed Net Investment Income (Loss) of $(290,591) and $0, respectively)
	$ 184,105,492	$ 120,146,225

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2013		3/31/2013	3/31/2012	3/31/2011	3/31/2010	3/31/2009

Net Asset Value, at Beginning of Year	$ 17.96		$ 15.74	$ 16.38	$ 12.77	$ 6.33	$ 11.01

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)		0.02	0.00	(0.04)	(0.02)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	2.79		2.24	(0.33)	3.65	6.47	(4.50)
Total from Investment Operations	2.75		2.26	(0.33)	3.61	6.45	(4.48)

Distributions:
Net Investment Income	-		(0.03)	-	-	(0.01)	-
Realized Gains	-		(0.01)	(0.31)	-	-	(0.20)
Total from Distributions	-		(0.04)	(0.31)	-	(0.01)	(0.20)

Proceeds from Redemption Fees †	-		-	-	-	-	-

Net Asset Value, at End of Year	$ 20.71		$ 17.96	$ 15.74	$ 16.38	$ 12.77	$ 6.33

Total Return **	15.31%		14.40%	(1.74)%	28.27%	101.91%	(40.86)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 184,105		$ 120,146	$ 91,485	$ 58,389	$ 18,250	$ 5,773
Ratio of Expenses to Average Net Assets
Before Waivers/Recapture	1.40%	***	1.44%	1.50%	1.64%	1.84%	2.17%
After Waivers/Recapture	1.48%	***	1.48%	1.48%	1.49%	1.54%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers/Recapture	(0.33)%	***	0.17%	(0.01)%	(0.47)%	(0.49)%	(0.27)%
After Waivers/Recapture	(0.41)%	***	0.14%	0.01%	(0.31)%	(0.19)%	0.21%
Portfolio Turnover	10.88%		30.81%	33.00%	22.95%	61.01%	72.01%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
† Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Fund did not invest in any financial futures contracts during the six months ended September 30, 2013.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3. Fair Value of Investments

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of Fund securities.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 164,025,017	$ -	$ -	$164,025,017
Preferred Stocks	4,191,621	-	-	4,191,621
Short-Term Investments:
Huntington US Treasury Money Market Fund IV	16,864,884	-	-	16,864,884
	$ 185,081,522	$ -	$ -	$185,081,522

The Fund did not hold any Level 3 assets during the period ended September 30, 2013. The Fund did not hold any derivative instruments at any time during the period ended September 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder and Matthew Reiner, each a Trustee and an officer of the Fund, are shareholders of the Advisor. Stephen Gonick and Louis Morizio are also shareholders of the Advisor.  Under the Agreement, the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  Effective August 1, 2009, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.49% until July 31, 2011. Effective August 1, 2011, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.48% until July 31, 2014. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2013, the Advisor earned advisory fees of $889,416, and recaptured $57,643 of previously waived fees.  As of September 30, 2013, the Fund owed the Advisor $247,895, of which $57,643 consisted of expense recapture as described below and $190,252 consisted of accrued but unpaid investment advisory fees.

As of September 30, 2013, the following is subject to repayment by the Fund to the Advisor:

Fiscal Year Ended	Recoverable Through	Amount
March 31, 2011	March 31, 2014	$49,875
March 31, 2012	March 31, 2015	$10,278

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $137,564,163 as of September 30, 2013.  Transactions in capital for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,201,783	$ 62,347,334	2,616,588	$ 41,039,195
Shares reinvested	-	-	12,958	205,636
Shares redeemed	(1,001,776)	(19,282,377)	(1,750,857)	(27,278,117)
Net increase	2,200,007	$ 43,064,957	878,689	$ 13,966,714

Prior to August 1, 2013, shareholders were subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the Fund shares redeemed within 30 days after their purchase.  For the six months ended September 30, 2013, $1,450 redemption fees were collected by the Fund from shareholder transactions and included in paid-in-capital.  Proceeds from redemption fees were less that $0.005 per share.  Effective August 1 2013, the Fund is no longer imposing a Redemption Fee.

Note 6. Investment Transactions

For the six months ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $47,435,358 and $14,510,146, respectively.

Note 7. Tax Matters

As of September 30, 2013, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *	$145,083,828

Gross tax appreciation of investments	$ 42,772,819

Gross tax depreciation of investments	$ (2,775,125)

Net tax appreciation of investments	$ 39,997,694

The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at March 31, 2013, the following represents the tax basis capital gains and losses and undistributed ordinary income:

Undistributed ordinary income	$ -

Short-term capital loss carry-forward +	$ -

Accumulated realized gains	$ 3,027,084

* The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates.  The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

On December 27, 2012, the Fund declared a distribution of $.02717 per share of ordinary income and $.01330 of short term capital gain.

On December 29, 2011, the Fund declared a distribution of $.2345 per share of long term capital gain and $.0791 of short term capital gain.

The tax character of distributions paid during the years ended March 31, 2013 and 2012 were as follows:

	2013	2012
Ordinary Income	$ 174,060	$ 426,667
Short-term Gain	$ 85,204	$ -
Long-term Gain	$ -	$ 1,264,897

There were no distributions paid during the six months ended September 30, 2013.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of September 30, 2013, National Financial Service Corp., for the benefit of its customers, owned 31.61% of the Fund.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

The Adirondack Small Cap Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: (1) management fees, custody fees, transfer agent fees, and other Fund expenses and (2) potential redemption fees for redemption of shares within 30 days of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,153.12	$7.99
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.65	$7.49

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Kevin Gallagher 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1964	Trustee since March 2005	1	Owner and Managing Partner of Panurgy NY Metro, LLC (information technology services firm) since 2004.
Wade Coton 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1968	Trustee since March 2005	1	Owner, Manchester Home, LLC since March 2013. Home Builder and Developer, LDM Management Group Inc. from January 2007 to February 2013.
Norman Joseph Plourde 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	Trustee since March 2005	1	Principal and General Manager of Operations, Ideal Wood Products since 2006.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Gregory A. Roeder 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	President since March 2005	N/A	President and Portfolio Manager, Adirondack Research & Management, Inc. from 2004 to present.
Jarrod H. Becker 45 Nashville Rd. Jericho, VT 05465 Year of Birth: 1977	Secretary since 2011; Chief Compliance Officer since 2010	1

Chief Compliance Officer, Adirondack Research & Management, Inc. from July 2013 to present.  Business Manager, Northern Vermont Resource Conservation and Development Council, Inc. (non-profit) from April 2005 to present.

Matthew P. Reiner 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1965	Treasurer and Principal Financial Officer since March 2005	N/A	CFO and Portfolio Manager, Adirondack Research & Management, Inc. from February 2005 to present.

The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement

At the Annual Board Meeting of Adirondack Funds (held May 16, 2013), the Board of Trustees considered renewal of the advisory contract with Adirondack Research & Management, Inc. (Advisor).  This evaluation was based on four criteria.

1.

Quality/Nature of Services of ARMI to the Fund.

The Trustees agreed that they were highly satisfied with the quality and nature of services the Fund receives from the Advisor; they were consistent with what the Trustees expected.  In particular, the Trustees noted:

•

Fund’s recognition by Lipper as the best small cap value fund in the U.S for the 5 year period ending 12/31/12.  The Fund was ranked best out of 186 funds.

•

Strong long term performance of the Fund.

•

Administrative services to the Fund provided by the Advisor, such as Blue Sky Filings, at no cost to the Fund (normally provided by the transfer agent and charged to the shareholder).

•

Advisor is not managing to the index and the Trustees believe this more focused approach is beneficial to shareholders.

•

Shareholders are benefitting from the quality of the Advisor’s trade execution.

The Trustees believe the Advisor continues to provide high quality services to shareholders of the Fund and they are optimistic about the future.

2.

 Management Fee

Based on the Advisor’s performance, the Board deems the management fee reasonable.  While the Advisor’s fee of 1.25% is above the industry average, the Trustees consider the high level of research and active management provided by Advisor as a benefit to the Fund’s shareholders.  Additionally, as noted above, the Advisor takes on some additional administrative services that would otherwise be charged to the shareholders.

3.

 Profitability

The Trustees reviewed the profitability of the Advisor.  Specifically, the Trustees considered the gross and net advisory fees earned by the Advisor as well as the direct expenses of the Advisor for servicing the Fund.  The Trustees reviewed the revenue, recoupment, and finances of the Advisor; the Trustees concluded the profitability to be reasonable both in terms of dollars earned and as a percentage of revenue.

4.

 Economies of Scale and Other Benefits Advisor Receives

The Trustees discussed the following: The Fund has not reached an asset level where economies of scale kick in yet.  Break points are not a relevant consideration at this time or in the foreseeable future.  The Advisor capped expenses and waived fees for many years.  The Advisor is no longer waiving fees and is currently in the recapture mode.  The recapture of these fees is almost complete and once this occurs, the Advisor expects (assuming assets remain near current levels) further leverage on the expense ratio which will benefit shareholders.   As the Fund continues to grow, more profit will be invested in the infrastructure and personnel of the Advisor.  The Trustees agreed that a strong Advisor with bolstered infrastructure should benefit shareholders.

Upon motion duly made and seconded, considering the four criteria set forth above the renewal of the management agreement was approved by the unanimous vote of the Trustees, including the disinterested Trustees.

Board of Trustees

Wade Coton

Kevin Gallagher

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

This report is provided for the general information of the shareholders of the Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date November 27, 2013

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date November 27, 2013

* Print the name and title of each signing officer under his or her signature.